Discontinued Operations - Schedule of Results of Discontinued Operations (Details) - USD ($)	10 Months Ended	12 Months Ended
	Nov. 08, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Research and development		$ 6,634,317	$ 2,083,815	$ 2,262,476
Selling, marketing and administration		8,137,998	6,697,387	6,173,875
Interest expense		937,903	819,911
Impairment loss			1,764,459
Other income		(41,148)	(10,540)	(14,234)
Operating expenses		14,772,315	8,781,202	8,436,351
Net income (loss), net of taxes			$ 5,481,757	(7,900,662)
Discontinued Operations [Member]
Statement Line Items [Line Items]
Revenue	$ 4,426,355			3,888,185
Cost of revenue	1,201,373			1,475,969
Gross margin	3,224,982			2,412,216
Research and development	5,677,222			6,430,328
Selling, marketing and administration	1,950,526			5,515,329
Interest expense	74,494
Impairment loss				156,717
Other income	(1,251,737)			(1,491,556)
Operating expenses	6,450,505			10,610,818
Loss from discontinued operations	(3,225,523)			(8,198,602)
Gain on sale of discontinued operations, net of taxes	8,707,280
Income tax recovery				(297,940)
Net income (loss), net of taxes	$ 5,481,757			$ (7,900,662)